Management, performance and founders fees	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Management, Performance and Founders Fees [Abstract]
Management, performance and founders fees
Management, performance and Founders fees
The Company and Third Point Re are party to a Joint Venture and Investment Management Agreement (the “Investment Agreement”) with Third Point LLC and Third Point Advisors LLC under which Third Point LLC manages certain jointly held assets.
Pursuant to the Investment Agreement, Third Point Advisors LLC receives an annual performance fee allocation equal to 20% of the net investment income of the Company’s share of the investment assets managed by Third Point LLC, subject to a loss carry-forward provision. Additionally, a total management fee equal to 2% annually of the Company’s share of the investment assets managed by Third Point LLC is paid to Third Point LLC and certain of the Founders. Management fees are paid monthly, in arrears, whereas performance fees are paid annually, in arrears.
Investment fee expenses related to the Investment Agreement, which are included in net investment income in the condensed consolidated statements of income (loss) for the three and nine months ended September 30, 2014 and 2013 are as follows:

	For the three months ended		For the nine months ended
	September 30, 2014	September 30, 2013	September 30, 2014	September 30, 2013
	($ in thousands)
Management fees - Third Point LLC	$1,290	$978	$3,718	$2,497
Management fees - Founders	7,315	5,545	21,075	14,149
Performance fees - Third Point Advisors LLC	(165)	13,035	21,837	41,104
	$8,440	$19,558	$46,630	$57,750

As of September 30, 2014, $21.8 million related to performance fees due under the Investment Agreement was included in performance fee payable to related party in the condensed consolidated balance sheets. As of December 31, 2013, $63.0 million related to the performance fee payable to Third Point Advisors LLC was included in non-controlling interests. Since the performance fee allocation is based on annual performance, in accordance with the Investment Agreement, the performance fees are included in total liabilities until the performance fee is determined at year end and allocated to Third Point Advisors LLC's capital account.

Management, performance and Founders fees
The Company and Third Point Re are party to a Joint Venture and Investment Management Agreement (the “Investment Agreement”) with Third Point LLC and Third Point Advisors LLC under which Third Point LLC manages certain jointly held assets.
Pursuant to the Investment Agreement, Third Point Advisors LLC receives an annual performance fee allocation equal to 20% of the net investment income of the Company’s share of the investment assets managed by Third Point LLC, subject to a loss carry forward provision. Additionally, a total management fee equal to 2% annually of the Company’s share of the investment assets managed by Third Point LLC is paid to Third Point LLC and various Founders of the Company. Management fees are paid monthly, whereas performance fees are paid annually, in arrears.
Investment fee expenses related to the Investment Agreement, which are included in net investment income in the consolidated statements of income (loss) for the years ended December 31, 2013 and 2012 are as follows:

	2013	2012
	($ in thousands)
Management fees - Third Point LLC	$3,651	$2,444
Management fees - Founders	20,686	13,854
Performance fees - Third Point Advisors LLC	62,996	33,913
	$87,333	$50,211

As of December 31, 2013, $63.0 million (December 31, 2012 - $33.9 million) was included in non-controlling interests related to the performance fee payable to Third Point Advisors LLC. Since the performance fee allocation is based on annual performance, the performance fees are included in total liabilities until the performance fee is determined at year end and allocated to Third Point Advisors LLC’s capital account, in accordance with the Investment Agreement.